Equity (Details 3) (Predecessor, USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012
Rollforward of Accumulated other comprehensive loss
Balance at the beginning of the period	$ (4,184)	$ (12,491)	$ (19,637)
Other comprehensive income before reclassifications	3,626	11,656	9,694
Amounts reclassified from AOCI	428	1,183	1,212
Income tax effect	(1,431)	(4,532)	(3,760)
TOTAL OTHER COMPREHENSIVE INCOME	2,623	8,307	7,146
Balance at the end of the period	(1,561)	(4,184)	(12,491)
Gains and losses on cash flow hedges
Rollforward of Accumulated other comprehensive loss
Balance at the beginning of the period	(4,877)	(12,931)	(19,763)
Other comprehensive income before reclassifications	2,740	11,265	9,208
Amounts reclassified from AOCI	428	1,183	1,212
Income tax effect	(1,118)	(4,394)	(3,588)
TOTAL OTHER COMPREHENSIVE INCOME	2,050	8,054	6,832
Balance at the end of the period	(2,827)	(4,877)	(12,931)
Unrealized gains and losses on available-for-sale securities
Rollforward of Accumulated other comprehensive loss
Balance at the beginning of the period	693	440	126
Other comprehensive income before reclassifications	886	391	486
Income tax effect	(313)	(138)	(172)
TOTAL OTHER COMPREHENSIVE INCOME	573	253	314
Balance at the end of the period	$ 1,266	$ 693	$ 440